ACCOUNTING RULES AND METHODS - Summary of Accounting Policy for Exchange Rates (Details) - uSD_per_EUR	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accounting Policies [Abstract]
Weighted average rate	1.1835	1.1413	1.1196
Closing rate	1.1326	1.2271	1.1234